Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning Balance	$ 8,537	$ 6,566
Additions based on tax positions related to the current year	5,061	1,977
Decreases related to prior years’ tax positions	0	(6)
Ending Balance	$ 13,598	$ 8,537